Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
August 31, 2025
EPG-NPRT3-1025
1.805739.121
Common Stocks - 99.6%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	409,900	95,836,471
BRAZIL - 0.9%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (b)	40,317	99,700,312
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	1,878,900	19,315,092
TOTAL BRAZIL		119,015,404
CANADA - 1.3%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	421,700	59,577,776
Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States)	324,121	46,728,525
Franco-Nevada Corp	293,400	55,295,971
		102,024,496
TOTAL CANADA		161,602,272
CHINA - 1.8%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	2,131,400	165,065,225
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	4,443,720	62,691,197
TOTAL CHINA		227,756,422
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	3,766	307,503
GERMANY - 0.5%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (b)	1,620,862	54,801,523
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	139,439	13,943,900
TOTAL GERMANY		68,745,423
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	22,000	1,298,660
ISRAEL - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	1,892,438	19
Gamida Cell Ltd warrants 4/21/2028 (b)(c)	353,699	2
		21
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	981,694	18,043,536
TOTAL ISRAEL		18,043,557
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	341,610	65,180,901
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (b)	5,700	4,059,540
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,196,924	276,333,844
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (b)	258,096	79,279,348
Industrials - 0.0%
Professional Services - 0.0%
RELX PLC ADR	106,580	4,974,089
TOTAL UNITED KINGDOM		84,253,437
UNITED STATES - 90.7%
Communication Services - 13.7%
Entertainment - 4.2%
Live Nation Entertainment Inc (b)	361,138	60,125,866
Netflix Inc (b)	250,731	302,945,731
ROBLOX Corp Class A (b)	419,400	52,253,045
Spotify Technology SA (b)	159,400	108,691,672
		524,016,314
Interactive Media & Services - 9.5%
Alphabet Inc Class A	2,594,977	552,496,553
Epic Games Inc (b)(c)(d)	3,289	2,304,208
Meta Platforms Inc Class A	813,330	600,806,871
Reddit Inc Class A (b)	177,900	40,041,732
		1,195,649,364
TOTAL COMMUNICATION SERVICES		1,719,665,678

Consumer Discretionary - 10.2%
Automobiles - 0.5%
Tesla Inc (b)	182,673	60,989,035
Broadline Retail - 4.6%
Amazon.com Inc (b)	2,523,381	577,854,249
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	76,388	22,752,929
Hotels, Restaurants & Leisure - 2.6%
Airbnb Inc Class A (b)	468,226	61,117,540
Booking Holdings Inc	23,100	129,338,055
Hilton Worldwide Holdings Inc	257,551	71,099,529
Viking Holdings Ltd (b)	1,026,615	65,313,246
		326,868,370
Household Durables - 0.9%
Blu Homes Inc (b)(c)(d)	12,123,162	3,758
DR Horton Inc	393,034	66,611,403
SharkNinja Inc (b)	430,500	50,351,280
		116,966,441
Specialty Retail - 1.4%
AutoZone Inc (b)	10,168	42,690,653
Lowe's Cos Inc	157,700	40,696,062
Ross Stores Inc	279,457	41,124,892
Williams-Sonoma Inc	247,869	46,646,467
		171,158,074
TOTAL CONSUMER DISCRETIONARY		1,276,589,098

Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	95,995	90,554,003
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	1,063,140	97,521,833
Tobacco - 0.7%
Philip Morris International Inc	513,332	85,793,177
TOTAL CONSUMER STAPLES		273,869,013

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy Inc	396,236	95,817,790
EQT Corp	244,400	12,669,696
Range Resources Corp	282,300	9,674,421
		118,161,907
Financials - 10.9%
Banks - 0.6%
Bank of America Corp	1,413,434	71,717,641
Capital Markets - 2.9%
Cboe Global Markets Inc	202,822	47,855,851
Charles Schwab Corp/The	658,528	63,113,324
Coinbase Global Inc Class A (b)	201,600	61,395,264
Evercore Inc Class A	48,800	15,691,639
Intercontinental Exchange Inc	317,210	56,019,286
Morgan Stanley	777,697	117,027,845
		361,103,209
Consumer Finance - 0.5%
Capital One Financial Corp	301,635	68,537,505
Financial Services - 6.7%
Apollo Global Management Inc	566,031	77,110,403
Mastercard Inc Class A	921,045	548,288,878
Toast Inc Class A (b)	744,280	33,567,028
Visa Inc Class A	505,579	177,852,581
		836,818,890
Insurance - 0.2%
Arthur J Gallagher & Co	114,243	34,587,068
TOTAL FINANCIALS		1,372,764,313

Health Care - 7.6%
Biotechnology - 1.9%
Adamas Pharmaceuticals Inc rights (b)(c)	1,000,100	10,001
Adamas Pharmaceuticals Inc rights (b)(c)	1,000,100	10
Alnylam Pharmaceuticals Inc (b)	430,966	192,430,629
Blueprint Medicines Corp rights (b)(c)	41,532	0
Insmed Inc (b)	250,055	34,032,486
Legend Biotech Corp ADR (b)	354,600	12,315,258
XOMA Royalty Corp (b)	2,144	69,616
		238,858,000
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp (b)	1,463,560	154,405,580
Edwards Lifesciences Corp (b)	928,288	75,506,946
Insulet Corp (b)	174,255	59,225,789
Penumbra Inc (b)	127,759	34,832,214
		323,970,529
Health Care Providers & Services - 0.5%
CVS Health Corp	492,900	36,055,635
HealthEquity Inc (b)	310,512	27,738,037
		63,793,672
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	134,300	36,153,560
Pharmaceuticals - 2.4%
Eli Lilly & Co	299,458	219,376,942
Royalty Pharma PLC Class A	2,160,681	77,741,302
		297,118,244
TOTAL HEALTH CARE		959,894,005

Industrials - 6.7%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (c)(d)	1,399	57,191
Anduril Industries Inc Class C (c)(d)	1	41
Boeing Co (b)	366,079	85,911,420
GE Aerospace	230,010	63,298,752
		149,267,404
Building Products - 0.7%
Trane Technologies PLC	207,808	86,365,005
Construction & Engineering - 0.4%
Dycom Industries Inc (b)	103,178	26,049,350
EMCOR Group Inc	40,900	25,358,000
		51,407,350
Electrical Equipment - 1.0%
GE Vernova Inc	212,017	129,960,060
Ground Transportation - 0.2%
Uber Technologies Inc (b)	286,005	26,812,968
Machinery - 1.9%
Deere & Co	210,200	100,610,128
Ingersoll Rand Inc	250,023	19,859,327
Parker-Hannifin Corp	48,364	36,725,203
Westinghouse Air Brake Technologies Corp	366,757	70,967,480
		228,162,138
Professional Services - 0.6%
Equifax Inc	260,427	64,143,170
KBR Inc	138,299	6,978,567
UL Solutions Inc Class A (e)	113,651	7,179,334
		78,301,071
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	185,515	43,002,265
United Rentals Inc	49,725	47,554,007
		90,556,272
TOTAL INDUSTRIALS		840,832,268

Information Technology - 35.5%
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	901,613	98,149,591
Flex Ltd (b)	389,001	20,858,234
Jabil Inc	106,382	21,790,225
		140,798,050
Semiconductors & Semiconductor Equipment - 17.6%
Broadcom Inc	1,736,908	516,539,070
Marvell Technology Inc	829,500	52,146,518
NVIDIA Corp	9,400,858	1,637,441,447
SiTime Corp (b)	39,560	9,560,465
		2,215,687,500
Software - 12.5%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	2,071,818	1,968,227
Cadence Design Systems Inc (b)	131,369	46,035,639
Circle Internet Group Inc Class A (e)	19,400	2,560,412
Datadog Inc Class A (b)	317,300	43,368,564
Microsoft Corp	2,186,106	1,107,678,049
OpenAI Global LLC rights (b)(c)(d)	6,393,400	13,170,404
Oracle Corp	994,978	224,994,375
Palantir Technologies Inc Class A (b)	404,900	63,451,879
Synopsys Inc (b)	108,335	65,382,339
		1,568,609,888
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	2,349,168	545,335,860
TOTAL INFORMATION TECHNOLOGY		4,470,431,298

Materials - 1.3%
Chemicals - 1.1%
Corteva Inc	954,494	70,813,910
Sherwin-Williams Co/The	169,300	61,935,019
		132,748,929
Metals & Mining - 0.2%
Carpenter Technology Corp	105,840	25,494,739
TOTAL MATERIALS		158,243,668

Real Estate - 0.9%
Health Care REITs - 0.2%
Ventas Inc	458,900	31,241,912
Real Estate Management & Development - 0.7%
Zillow Group Inc Class A (b)	52,260	4,258,145
Zillow Group Inc Class C (b)	887,980	74,865,594
		79,123,739
TOTAL REAL ESTATE		110,365,651

Utilities - 0.8%
Electric Utilities - 0.6%
Constellation Energy Corp	74,800	23,036,904
NRG Energy Inc	347,565	50,591,561
		73,628,465
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	135,500	25,624,405
TOTAL UTILITIES		99,252,870

TOTAL UNITED STATES		11,400,069,769
TOTAL COMMON STOCKS (Cost $8,955,519,442)		12,522,503,203

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $1,619,000)	1,619,000	1,586,458

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	846	1,392,634
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	154	253,506

TOTAL AUSTRALIA		1,646,140
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	57,400	756,532
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	111,100	232,199
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	208,346	8,517,184
Anduril Industries Inc Series G (c)(d)	13,400	547,792
		9,064,976
Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	378,200	13,826,993
Software - 0.1%
Anthropic PBC Series F (c)(d)	49,200	6,935,724
Asapp Inc Series C (b)(c)(d)	367,427	562,163
Asapp Inc Series D (b)(c)(d)	3,611,038	4,549,908
		12,047,795
TOTAL INFORMATION TECHNOLOGY		25,874,788

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(d)	76,285	952,800
Illuminated Holdings Inc Series C3 (b)(c)(d)	95,356	1,190,996
Illuminated Holdings Inc Series C4 (b)(c)(d)	27,230	340,102
Illuminated Holdings Inc Series C5 (b)(c)(d)	53,844	672,512
		3,156,410
TOTAL UNITED STATES		39,084,905
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,907,516)		40,731,045

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $2,252,000)	2,252,000	2,753,520

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	13,285,977	13,288,634
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	10,095,624	10,096,633
TOTAL MONEY MARKET FUNDS (Cost $23,385,267)			23,385,267

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,029,683,225)	12,590,959,493
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(14,903,388)
NET ASSETS - 100.0%	12,576,056,105

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,574,852 or 0.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	732,470

Anduril Industries Inc Class B	6/16/2025	57,195

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	4,528,734

Anduril Industries Inc Series G	4/17/2025	547,830

Anthropic PBC Series F	8/18/2025	6,935,606

Asapp Inc Series C	4/30/2021	2,423,953

Asapp Inc Series D	8/29/2023	13,944,023

Asapp Inc warrants 8/28/2028	8/29/2023	2

Blu Homes Inc	5/21/2020	20,968

Canva Australia Holdings Pty Ltd Series A	9/22/2023	902,395

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	164,266

ElevateBio LLC Series C	3/9/2021	466,065

Epic Games Inc	3/29/2021	2,910,765

Illuminated Holdings Inc 15%	6/14/2023	1,619,000

Illuminated Holdings Inc 15%	9/27/2023	2,252,000

Illuminated Holdings Inc Series C2	7/7/2020	1,907,125

Illuminated Holdings Inc Series C3	7/7/2020	2,860,680

Illuminated Holdings Inc Series C4	1/8/2021	980,280

Illuminated Holdings Inc Series C5	6/16/2021	2,326,061

OpenAI Global LLC rights	9/30/2024	6,393,400

X.Ai Holdings Corp Series C	11/22/2024	8,188,030

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	278,492,104	3,188,060,096	3,453,263,566	8,571,661	-	-	13,288,634	13,285,977	0.0%
Fidelity Securities Lending Cash Central Fund	10,560,313	384,336,982	384,800,662	1,267,783	-	-	10,096,633	10,095,624	0.0%
Total	289,052,417	3,572,397,078	3,838,064,228	9,839,444	-	-	23,385,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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